Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 23, 2016	Feb. 24, 2018	Feb. 25, 2017	Dec. 22, 2016	Jan. 30, 2015
Interest rate swaps
Derivative [Line Items]
Aggregate notional amounts of interest swaps		$ 3,110.0	$ 3,968.6
Deal-contingent swap
Derivative [Line Items]
Fair value of interest rate swaps					$ 96.1
LIBOR | Interest rate swaps
Derivative [Line Items]
Basis spread on variable rate	0.75%			1.00%
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Derivative losses deferred in other comprehensive income (loss)	$ (23.9)
Cash flow hedging | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Aggregate notional amounts of interest swaps		3,052.0	3,910.6
Cash flow hedging | Designated as hedging instrument | Deal-contingent swap
Derivative [Line Items]
Aggregate notional amounts of interest swaps		1,667.0	2,300.6
Other Current Liabilities | Cash flow hedging | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Fair value of interest rate swaps		$ 13.0	$ 99.2